Real Estate Properties - Operating Leases (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($) tenant
Concentration Risk [Line Items]
Number of government tenants | tenant	26
Rent expense, net of subleased revenue | $	$ 374
Tenant concentration
Concentration Risk [Line Items]
Percentage termination right, 2018	0.80%
Percentage termination right, 2019	5.60%
Percentage termination right, 2020	10.30%
Percentage termination right, 2021	2.30%
Percentage termination right, 2022	5.50%
Percentage termination right, 2023	1.00%
Percentage termination right, 2024	0.50%
Percentage termination right, 2025	0.60%
Percentage termination right, 2026	2.30%
Percentage termination right, 2027	1.80%
Government Tenants, All Other | Tenant concentration
Concentration Risk [Line Items]
Concentration risk, percentage	4.50%
15 Government Tenants | Tenant concentration
Concentration Risk [Line Items]
Concentration risk, percentage	11.70%